SEGMENTED REPORTING	6 Months Ended
Feb. 28, 2021
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

11.SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business and exploration activities through two geographical regions - Canada and South Africa.  The Chief Operating Decision Makers ("CODM") reviews information from the below segments separately so the below segments are separated.  This represents a change from prior years and comparative information has been represented to reflect the way the CODM currently reviews the information

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At February 28, 2021	Assets	Liabilities

Canada	$10,780	$31,558
South Africa	39,991	367
	$50,771	$31,925

At August 31, 2020	Assets	Liabilities

Canada	$2,101	$40,922
South Africa	35,314	636
	$37,415	$41,558

Comprehensive Loss (Income) for the period ended	February 29, 2021	February 29, 2020

Canada	$7,974	$2,973
South Africa	(4,746)	467
	$3,228	$3,440